Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Revenues	$ 12,764
Cost of revenues	12,703
Gross profit	61
Operating expenses:
General and administrative expenses	2,016	289
Total operating expenses	2,016	289
Loss from continuing operations	(1,955)	(289)
Other (expenses) income:
Interest (expenses) income, net	4	(47)
Other expenses, net		(2)
Total other (expenses) income, net	4	(49)
Loss from continuing operation before income taxes	(1,951)	(338)
Income tax expense	5
Net loss from continuing operation	(1,956)	(338)
Discontinued operations:
Net income (loss) from discontinued operations, net of income taxes	(39)	21,683
Loss from disposal of discontinued operations, net of income taxes		(1,447)
Net income (loss) from discontinued operations	(39)	20,236
Net income (loss)	(1,995)	19,898
Less: Net income attributable to non-controlling interests	3	3
Net income (loss) attributable to AirNet Technology Inc.	(1,998)	19,895
Net income (loss)	(1,995)	19,898
Foreign currency translation adjustment	(919)	597
Total comprehensive income (loss)	(2,914)	20,495
Less: Total comprehensive income attributable to non-controlling interests	3	3
Total comprehensive income (loss) attributable to AirNet Technology Inc.	$ (2,917)	$ 20,492
Weighted average number of ordinary shares outstanding - basic (in Shares)	25,591,121	8,035,683
Weighted average number of ordinary shares outstanding - diluted (in Shares)	25,591,121	8,035,683
Earnings (loss) per ordinary shares - basic (in Dollars per share)	$ (0.08)	$ 2.48
Earnings (loss) per ordinary shares- diluted (in Dollars per share)	$ (0.08)	$ 2.48